FAIR VALUE MEASUREMENTS (Non-recurring Change in Fair Value) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Non-recurring [Member] CNY	Dec. 31, 2012 Non-recurring [Member] CNY	Dec. 31, 2013 Non-recurring [Member] Total [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Total [Member] CNY	Dec. 31, 2013 Non-recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2013 Non-recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2013 Non-recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets							4,905,027,385	4,232,012,975					4,905,027,385	4,232,012,975
Impairment of long-lived assets	590,259	3,573,248	65,476,299		3,573,248	65,476,299
Carrying value of assets before impairment					3,573,248	65,476,299
Carrying value of assets after impairment					0	0